Cash from operations (Tables)	3 Months Ended
Mar. 31, 2025
Cash from operations
Schedule of cash flow from operations

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Reconciliation:
Income/(loss) before taxation	69.2	(1,559.3)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	78.6	76.6
Amortization of intangible assets (note 6 and 7)	10.8	11.0
Amortization of prepaid site rent	0.7	2.5
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6 and 7)	2.0	3.1
Impairment of goodwill (note 7)	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables (note 7)	(12.4)	8.2
Impairment of inventory	0.2	—
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets (note 7)	1.2	(0.4)
Share‑based payment expense	5.5	3.2
Net loss allowance on trade receivables	0.4	4.6
Finance income (note 8)	(20.5)	(10.8)
Finance costs (note 9)	114.3	1,563.0
Insurance claim income	(0.1)	—
Operating income before working capital changes	249.9	189.6

Changes in working capital
Increase in inventory	(14.2)	(11.4)
Decrease/(increase) in trade and other receivables	10.4	(75.3)
Decrease in trade and other payables	(29.8)	(9.9)
Net movement in working capital	(33.6)	(96.6)

Cash from operations	216.3	93.0